CGM ADVISOR TARGETED EQUITY FUND

HANSBERGER INTERNATIONAL FUND

HARRIS ASSOCIATES FOCUSED VALUE FUND

VAUGHAN NELSON SMALL CAP VALUE FUND

(the “Funds”)

Supplement dated May 1, 2008 to the Natixis Equity Funds Class A, B, and C Prospectus dated May 1,

2008, as may be revised and supplemented from time to time.

For the period May 1, 2008 through June 1, 2008, the sub-section “Shareholder Fees” within the section “Fund Fees and Expenses”, is amended and restated as follows:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)(1)(2)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)(2)	(3)	5.00%	1.00%
Redemption fees (AEW Real Estate Fund, Natixis U.S. Diversified Portfolio, Harris Associates Large Cap Value Fund, Westpeak 130/30 Growth Fund)	None*	None*	None*
Redemption fees (CGM Advisor Targeted Equity Fund, Hansberger International Fund, Harris Associates Focused Value Fund, Vaughan Nelson Small Cap Value Fund)	2% of redemption proceeds†	None*	None*

†	Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information see the section “Redemption Fees.”

(1)	A reduced sales charge on Class A shares applies in some cases. See the sub-section “How Sales Charges Are Calculated” within the section “Fund Services.”

(2)	Does not apply to reinvested distributions.

(3)	A 1.00% contingent deferred sales charge (“CDSC”) applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section “How Sales Charges Are Calculated” within the section “Fund Services.”

*	Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 for overnight delivery. These fees are subject to change.

For the period May 1, 2008 through June 1, 2008, the section “Restrictions on Buying Selling and Exchanging Fund Shares”, is amended to include the following:

Redemption Fees

For Class A shares of CGM Advisor Targeted Equity Fund, Hansberger International Fund, Harris Associates Focused Value Fund and Vaughan Nelson Small Cap Value Fund

Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares of the Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to help deter harmful short-term trading and to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder’s redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.

The “first-in, first-out” (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Funds currently do not impose a redemption fee on a redemption of:

•	shares acquired by reinvestment of dividends or distributions of a Fund; or

•	shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or

•	shares redeemed as part of a systematic withdrawal plan; or

•	shares redeemed due to the death or disability of the shareholder; or

•	shares redeemed by a Fund due to the shareholder’s failure to satisfy the Funds’ minimum balance policy or in connection with the merger or liquidation of the Fund; or

•

shares redeemed to return an excess contribution in an Natixis/Loomis-sponsored retirement plan, such as an IRA or 403(b)(7) plan, or to effect a required minimum distribution from such a retirement plan.; or

•

shares redeemed in participant-directed retirement plans where the application of a redemption fee would cause a Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under ERISA

The redemption fee also does not apply to changes of account registration or transfers within the same Fund or to shares converted from one share class to another share class of the same Fund. In these transactions, subject to systematic limitations, the redemption fee aging period will carry over to the acquired shares, such that if the acquired shares are redeemed or exchanged before the expiration of the aging period, a redemption fee will be applied.

The Funds may modify or eliminate these waivers at any time. In addition, the Funds may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.

The ability of a Fund to assess a redemption fee on transactions by underlying shareholders who own their shares through omnibus or other accounts maintained by financial intermediaries may be limited. The Funds generally do not apply redemption fees at the omnibus account level. Instead, the Funds look to financial intermediaries to assess redemption fees on underlying shareholder accounts and remit these fees to the Funds. There are no assurances that a Fund will successfully identify all financial intermediaries or that financial intermediaries will properly assess redemption fees.

SP371-0308

CGM ADVISOR TARGETED EQUITY FUND

HANSBERGER INTERNATIONAL FUND

VAUGHAN NELSON SMALL CAP VALUE FUND

(the “Funds”)

Supplement dated May 1, 2008 to the Natixis Equity Funds Class Y Prospectus, dated May 1, 2008, as may be revised and supplemented from time to time.

For the period May 1, 2008 through June 1, 2008, the sub-section “Shareholder Fees” within the section “Fund Fees and Expenses”, is amended and restated as follows:

Shareholder Fees

(fees paid directly from your investment)

Class Y
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fees (AEW Real Estate Fund, Natixis U.S. Diversified Portfolio, Harris Associates Large Cap Value Fund)	None*
Redemption fees (CGM Advisor Targeted Equity Fund, Hansberger International Fund, Vaughan Nelson Small Cap Value Fund)	2% of redemption proceeds†

†	Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information see the section “Redemption Fees.”

*	Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 for overnight delivery. These fees are subject to change.

For the period May 1, 2008 through June 1, 2008, the section “Restrictions on Buying Selling and Exchanging Fund Shares”, is amended to include the following:

Redemption Fees

For Class Y shares of CGM Advisor Targeted Equity Fund, Hansberger International Fund and Vaughan Nelson Small Cap Value Fund

Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class Y shares of the Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to help deter harmful short-term trading and to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder’s redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.

The “first-in, first-out” (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Funds currently do not impose a redemption fee on a redemption of:

•	shares acquired by reinvestment of dividends or distributions of a Fund; or

•	shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or

•	shares redeemed as part of a systematic withdrawal plan; or

•	shares redeemed due to the death or disability of the shareholder; or

•	shares redeemed by a Fund due to the shareholder’s failure to satisfy the Funds’ minimum balance policy or in connection with the merger or liquidation of the Fund; or

•

shares redeemed to return an excess contribution in an Natixis/Loomis-sponsored retirement plan, such as an IRA or 403(b)(7) plan, or to effect a required minimum distribution from such a retirement plan; or

•

shares redeemed in participant-directed retirement plans where the application of a redemption fee would cause a Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under ERISA.

The redemption fee also does not apply to changes of account registration or transfers within the same Fund or to shares converted from one share class to another share class of the same Fund. In these transactions, subject to systematic limitations, the redemption fee aging period will carry over to the acquired shares, such that if the acquired shares are redeemed or exchanged before the expiration of the aging period, a redemption fee will be applied.

The Funds may modify or eliminate these waivers at any time. In addition, the Funds may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.

The ability of a Fund to assess a redemption fee on transactions by underlying shareholders who own their shares through omnibus or other accounts maintained by financial intermediaries may be limited. The Funds generally do not apply redemption fees at the omnibus account level. Instead, the Funds look to financial intermediaries to assess redemption fees on underlying shareholder accounts and remit these fees to the Funds. There are no assurances that a Fund will successfully identify all financial intermediaries or that financial intermediaries will properly assess redemption fees.

SP372-0308